Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Finished products	$ 1,904	$ 1,783
Raw and packaging materials	745	671
Products in process	364	353
Materials in transit and payments on account	166	199
Total	$ 3,179	$ 3,007